UNITED STATES SECURITIES
                            AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:      ___
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Corsair Capital LLC
Address:     717 Fifth Avenue, 24th Floor
             New York, NY 10022

Form 13F File Number: 28- 12546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy M. Soeda
Title:    Chief Operating Officer & Chief Financial Officer
Phone:    212-224-9425

Signature, Place, and Date of Signing:

                                      New York, NY  2/14/2013
--------------------------------      ------------- --------
               [Signature]            [City, State]  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name
      28
      -----------------------  ------------------------------
      [Repeat as necessary

                              FORM 13FSUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     3

Form 13F Information  Table Value Total:    231,157
                                            -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F file Number     Name
        28
--        ------------------     -------------------------
[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE


   COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------------          --------------  --------   -------  -------------------    ----------   -------     ---------------
                                                  VALUE     SHRS OR    SH   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP     (X$1000)  PRN AMT    PRN  CALL   DISCRETION   MANAGER     SOLE  SHARED  NONE
--------------          --------------  --------   -------  -------    ---  ----   ----------   -------     ----  ------  -----
NewStar Financial Inc.       Common     65251F105  133,162   9,504,798  SH            SOLE       N/A          9,504,798
NewStar Financial Inc.       Common     65251F105  763         200,174  SH   Call     SOLE       N/A            200,174
United Community Banks, Inc. Common     90984P303  97,232   10,300,047  SH            SOLE       N/A          3,273,323